General - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2014
General [Line Items]
Total net proceeds received from IPO	$ 88,468	$ 88,468
IPO
General [Line Items]
Ordinary shares issued for service	5,360,000
Public offering price	$ 16.00
Underwriting discounts and commissions	6,904
Other offering expense	$ 3,846
Over-Allotment Option
General [Line Items]
Ordinary shares issued for service	804,000
Public offering price	$ 16.00